Average Annual Total Returns{- Investment Grade Bond Portfolio} - 02.28 VIP Investment Grade Bond Portfolio Initial, Service, Service 2 PRO-10 - Investment Grade Bond Portfolio	VIP Investment Grade Bond Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Investment Grade Bond Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Investment Grade Bond Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Investment Grade Bond Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Investment Grade Bond Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Investment Grade Bond Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Investment Grade Bond Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Investment Grade Bond Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Investment Grade Bond Portfolio-Service 2 VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	(0.61%)	4.33%	3.54%	(0.79%)	4.23%	3.44%	(0.90%)	4.08%	3.29%	(1.54%)	3.57%	2.90%